FIRST AMERICAN STRATEGY FUNDS, INC.
800 Nicollet Mall
Minneapolis, MN 55402



December 21, 2007



VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      First American Strategy Funds, Inc. (the "Registrant")
         File Nos. 333-07463 and 811-07687

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 27, filed electronically on December 20, 2007).

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel
Assistant Secretary